Ivy Energy Fund
Ivy Energy Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Energy Fund		Class A	Class B	Class C	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	1.00%	5.00%	1.00%	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses ((expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Energy Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.50%	0.56%	0.38%	0.34%	0.35%
Total Annual Fund Operating Expenses		1.60%	2.41%	2.23%	1.19%	1.45%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.60%	2.41%	2.23%	1.19%	1.45%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.60%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ivy Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	728	1,051	1,396	2,366
Class B Shares	644	1,051	1,385	2,546
Class C Shares	226	697	1,195	2,565
Class I Shares	121	378	654	1,443
Class Y Shares	148	459	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	728	1,051	1,396	2,366
Class B Shares	244	751	1,285	2,546
Class C Shares	226	697	1,195	2,565
Class I Shares	121	378	654	1,443
Class Y Shares	148	459	792	1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
Ivy Energy Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services. The Fund invests in a blend of value and growth companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Fund may invest up to 100% of its total assets in foreign securities.

After conducting a top-down market analysis of the energy industry and then identifying trends and sectors, IICO uses a research-oriented, bottom-up investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and can generate above average, capital growth and appreciation.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Fund invests more than 25% of its total assets in the energy related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of energy related securities.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Energy Industry Risk. Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 23.26% (the second quarter of 2008) and the lowest quarterly return was -33.24% (the third quarter of 2008). The Class A return for the year through June 30, 2012 was -8.02%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns - Ivy Energy Fund Ivy Energy Fund	1 Year	5 Years	Life of Class	Inception Date
Class A	(15.03%)	2.90%	2.32%	Apr. 03, 2006
Class A Return After Taxes on Distributions	(15.03%)	2.90%	2.32%	Apr. 03, 2006
Class A Return After Taxes on Distributions and Sale of Fund Shares	(9.77%)	2.49%	1.99%	Apr. 03, 2006
Class B	(14.12%)	3.04%	2.37%	Apr. 03, 2006
Class C	(10.39%)	3.38%	2.68%	Apr. 03, 2006
Class I	(9.51%)		3.45%	Apr. 02, 2007
Class Y	(9.72%)	4.23%	3.53%	Apr. 03, 2006
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on May 1, 2006)	3.92%	4.86%	5.42%	May 01, 2006
Lipper Natural Resources Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on May 1, 2006)	(5.75%)	2.26%	1.01%	May 01, 2006